Document and Entity Information	Apr. 30, 2024
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2024
Entity File Number	001-39686
Entity Registrant Name	Apartment Income REIT Corp.
Entity Central Index Key	0001820877
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1299717
Entity Address, Address Line One	4582 S. ULSTER STREET, SUITE 1700
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	757-8101
Title of 12(b) Security	Apartment Income REIT Corp. Class A Common Stock
Trading Symbol	AIRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Apartment Income REIT, L.P. [Member]
Entity Information [Line Items]
Entity File Number	84-1299717
Entity Registrant Name	Apartment Income REIT, L.P.
Entity Central Index Key	0000926660
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1275621
Entity Emerging Growth Company	false